Notes Payables (Details) ¥ in Millions, $ in Millions	Mar. 13, 2024 USD ($)	Mar. 13, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)
Notes Payable [Line Items]
Notes payable					$ 2.0	¥ 14.3
Restricted cash deposits					0.6	¥ 4.3
Commercial acceptance notes payable	$ 10.6	¥ 75.0					$ 8.5	¥ 60.0
Real estate property					8.0
Subsequent Event [Member]
Notes Payable [Line Items]
Commercial acceptance notes payable			$ 8.5	¥ 60.0
Land use rights [Member]
Notes Payable [Line Items]
Real estate property					$ 1.0